Derivative Assets And Liabilities (Schedule Of Change In Fair Value Of Interest Rate Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Assets And Liabilities [Abstract]
Change in fair value of interest rate caps and floors	$ (11,709)	$ 14,388	$ 59,312
Change in fair value of interest rate swaps acquired in Genesis Transaction		(3,713)	(39,536)
Interest rate derivatives	$ (11,709)	$ 10,675	$ 19,776